Expense Example {- Software and IT Services Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - Software and IT Services Portfolio - Software and IT Services Portfolio-Default
Nov. 12, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871